RELATED PARTY TRANSACTIONS (Details) - Board Member [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Abstract]
Fixed annual fees	$ 200
Operating costs	300
Costs and expenses, related party	100	$ 300	$ 400
Accounts payable	$ 0	$ 0	$ 0